Property, plant and equipment (Details) - CNY (¥) ¥ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period			¥ 76,316
Additions			366,045
Acquisition of assets through acquisition of a subsidiary			10,276
Disposals			(2,636)
Depreciation	¥ 13,275	¥ 9,895	39,212	¥ 24,042
Impairment			11,045
Exchange adjustments			(691)
Balance, at end of the period	399,053		399,053
Apartments
Disclosure of detailed information about property, plant and equipment [line items]
Additions			242,639
Depreciation			5,360
Balance, at end of the period	237,279		237,279
Leasehold Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period			34,510
Additions			39,615
Disposals			(98)
Depreciation			11,065
Impairment			6,865
Exchange adjustments			(501)
Balance, at end of the period	55,596		55,596
Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period			18,805
Additions			14,663
Disposals			(1,494)
Depreciation			4,909
Impairment			1,380
Exchange adjustments			22
Balance, at end of the period	25,707		25,707
Store operating equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period			21,771
Additions			6,463
Disposals			(839)
Depreciation			6,311
Impairment			2,800
Exchange adjustments			(204)
Balance, at end of the period	18,080		18,080
Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period			1,230
Additions			232
Disposals			(122)
Depreciation			345
Exchange adjustments			(8)
Balance, at end of the period	987		987
Moulds
Disclosure of detailed information about property, plant and equipment [line items]
Additions			21,407
Disposals			(83)
Depreciation			11,222
Balance, at end of the period	10,102		10,102
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Additions			41,026
Acquisition of assets through acquisition of a subsidiary			10,276
Balance, at end of the period	¥ 51,302		¥ 51,302